Deferred and Contingent Considerations on Acquisitions - Schedule of Deferred and Contingent Consideration Including Level 3 Fair Value Measurements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred and Contingent Consideration Including Level 3 Fair Value Measurements [Abstract]
Balance beginning	R$ 232,077	R$ 234,956	R$ 291,305
Initial recognition of deferred and contingent consideration relating to acquisitions		5,000
Deferred and contingent consideration converted to equity		(39,502)
Interest	53,091	24,626
Payments	(7,985)	(6,215)	(9,898)
Contingent consideration adjustment		13,212	16,294
Derecognition of Mercos deferred and contingent consideration (note 5 and 17)			(62,745)
Balance ending	R$ 277,183	R$ 232,077	R$ 234,956